Annual Total Returns (Vanguard Russell 1000 Index Fund - ETF Shares ETF) (Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Russell 1000 Index Fund | Vanguard Russell 1000 Index Fund - ETF Shares
Annual Total Return
2013	32.93%
2012	16.30%
2011	1.38%